100 Summer Street Suite 1500 Boston, MA 02110	Tel. 617-824-1200
November 25, 2009
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Pacific Capital Funds File Nos. 33-57684 and 811-7454 Filing Pursuant to Rule 497(j)
Dear Sir or Madam:
This letter is being transmitted on behalf of the Trust by means of electronic submission pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”).
Pursuant to Rule 497(j) under the 1933 Act, please accept this letter as a certification on behalf of the Trust that the Prospectus for Class A, Class B and Class C Shares, the prospectus for Class Y Shares (together with the Class A, Class B and Class C Shares prospectus, the “Prospectuses”) and the Statement of Additional Information (the “SAI”) dated November 27, 2009 do not differ from the Prospectuses and SAI contained in Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A pursuant to the 1933 Act (Amendment No. 33 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended). The Amendment was filed electronically with the Securities and Exchange Commission on November 25, 2009.
Please do not hesitate to contact the undersigned at (617) 824-1381 if you have questions, or if you require anything further in connection with your review of this filing.
Very truly yours,
/s/ Jennifer English
Jennifer English

cc:	Robert I. Crowell
Michael Glazer